BORROWINGS AND FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Non-current:
US$525 million 3.50% Notes 2020	—	456
US$250 million 3.25% Notes 2021	221	216
US$300 million 4.50% Notes 2021	266	261
€350 million Floating Rate Note 2021(A)	350	350
€700 million 0.75% Notes 2022	698	697
€350 million 2.63% Notes 2023	348	348
€500 million 1.13% Notes 2024	496	495
€350 million 2.38% Notes 2025	347	346
€250 million 2.75% Notes 2026	248	248
€500 million 1.75% Notes 2028	493	493
€400 million 1.50% Notes 2027	396	395
€500 million 1.88% Notes 2030	495	495
€500 million 1.13% Notes 2029	493	—
€500 million 0.70% Notes 2031	495	—
Term loan 2019-2021(B)	—	274
Lease obligations(C)	276	53
Total non-current borrowings	5,622	5,127
Current:
US$525 million 3.50% Notes 2020	467	—
€350 million 2.00% Notes 2019	—	349
EUR commercial paper	221	120
Lease obligations(C)	111	22
Total current borrowings	799	491

(A)	Floating rate calculated as 3 months Euribor plus 18 basis points with a minimum 0%.

(B)	Between May and August 2019, there were a number of early repayments on the term loan prior to maturity. The term loan was fully repaid in August 2019.

(C)
As at 31 December 2019, amounts represent the present value of the majority of the Group’s lease obligations, including the effects of adopting IFRS 16. Refer to Note 2 for further details. As at 31 December 2018, amounts only include the Group’s finance lease obligations.

Disclosure of reconciliation of liabilities arising from financing activities	vities The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activ